Acquired Intangible Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Acquired Intangible Assets

NOTE 4 – ACQUIRED INTANGIBLE ASSETS

The table below reflects acquired intangible assets related to the acquisitions of Airgroup, Automotive Services Group, Adcom, DBA, ISLA, ALBS, Marvir and IFS:

	September 30, 2013		June 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer related	$19,505,640	$11,195,790	$19,505,640	$10,511,810
Covenants not to compete	450,000	229,167	450,000	212,667

Total	$19,955,640	$11,424,957	$19,955,640	$10,724,477

Amortization expense amounted to $700,480 and $957,095 for the three months ended September 30, 2013 and 2012, respectively. Future amortization expense for the fiscal years ending June 30 are as follows:

2014 (remaining portion)	$1,649,695
2015	1,849,111
2016	2,954,003
2017	1,966,974
2018	110,900

$8,530,683

NOTE 5 – ACQUIRED INTANGIBLE ASSETS

The table below reflects acquired intangible assets related to the acquisitions of Airgroup, Automotive Services Group, Adcom, DBA, ISLA, ALBS, Marvir and IFS:

	Year ended June 30, 2013		Year ended June 30, 2012
	Gross carrying amount	Accumulated Amortization	Gross carrying amount	Accumulated Amortization
Amortizable intangible assets:
Customer related	$19,505,640	$10,511,810	$18,712,673	$7,275,865
Covenants not to compete	450,000	212,667	420,000	133,996

Total	$19,955,640	$10,724,477	$19,132,673	$7,409,861

Aggregate amortization expense:
For the year ended June 30, 2013		$3,314,616
For the year ended June 30, 2012		$2,636,145

Aggregate amortization expense for the years ended June 30:
2014		$2,350,175
2015		1,849,111
2016		2,954,003
2017		1,966,974
2018		110,900

Total		$9,231,163